FIFTH THIRD FUNDS

                     SUPPLEMENT DATED AUGUST 21, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
             CLASS A, CLASS B, CLASS C AND ADVISOR SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

                 PROPOSED MERGER OF FIFTH THIRD TECHNOLOGY FUND
                  WITH AND INTO FIFTH THIRD MID CAP GROWTH FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Technology Fund into the Fifth Third Mid Cap Growth Fund, subject to the approval of shareholders of the Technology Fund. The proposed Agreement and Plan of Reorganization provides that the Technology Fund will transfer all of its assets to the Fifth Third Mid Cap Growth Fund (the "Mid Cap Growth Fund") in return for shares of the Mid Cap Growth Fund, and the assumption of all of the liabilities of the Technology Fund by the Mid Cap Growth Fund. After the transfer, shares of the Mid Cap Growth Fund will be distributed to the shareholders of the Technology Fund pro rata, with each holder of Class A, Class B, Class C and Advisor shares of the Technology Fund receiving Class A, Class B, Class C and Advisor shares, respectively, of the Mid Cap Growth Fund in accordance with such shareholder's percentage ownership interest in such shares of the Technology Fund on the closing date of the reorganization. The Technology Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Technology Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Technology Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Mid Cap Growth Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter, and shares of the Technology Fund will, in effect, be exchanged at net asset value for shares of the Mid Cap Growth Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Technology Fund and the Mid Cap Growth Fund.

EXISTING SHAREHOLDERS OF THE TECHNOLOGY FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mid Cap Growth Fund, nor is it a solicitation of a proxy. For more information regarding the Mid Cap Growth Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fund's website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

              PROPOSED MERGER OF FIFTH THIRD INTERMEDIATE BOND FUND
                       WITH AND INTO FIFTH THIRD BOND FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Intermediate Bond Fund with and into the Fifth Third Bond Fund, subject to the approval of shareholders of the Intermediate Bond Fund. The proposed Agreement and Plan of Reorganization provides that the Intermediate Bond Fund will transfer all of its assets to the Fifth Third Bond Fund (the "Bond Fund") in return for shares of the Bond Fund, and the assumption of all of the liabilities of the Intermediate Bond Fund by the Bond Fund. After the transfer, shares of the Bond Fund will be distributed to the shareholders of the Intermediate Bond Fund pro rata, with each holder of Advisor, Class A, Class B, or Class C shares of the Intermediate Bond Fund receiving Advisor, Class A, Class B, or Class C shares, respectively, of the Bond Fund in accordance with such shareholder's percentage ownership interest in such shares of the Intermediate Bond Fund on the closing date of the reorganization. The Intermediate Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Intermediate Bond Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Intermediate Bond Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Bond Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter, and shares of the Intermediate Bond Fund will, in effect, be exchanged at net asset value for shares of the Bond Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Intermediate Bond Fund and the Bond Fund.

EXISTING SHAREHOLDERS OF THE INTERMEDIATE BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Bond Fund, nor is it a solicitation of a proxy. For more information regarding the Bond Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

            PROPOSED MERGER OF FIFTH THIRD U.S. GOVERNMENT BOND FUND
                       WITH AND INTO FIFTH THIRD BOND FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the U.S. Government Bond Fund with and into the Fifth Third Bond Fund, subject to approval of the shareholders of the U.S. Government Bond Fund. The proposed Agreement and Plan of Reorganization provides that the Government Bond Fund will transfer all of its assets to the Fifth Third Bond Fund (the "Bond Fund") in return for shares of the Bond Fund, and the assumption of all of the liabilities of the Government Bond Fund by the Bond Fund. After the transfer, shares of the Bond Fund will be distributed to the shareholders of the Government Bond Fund pro rata, with each holder of Class A and Class C shares of the U.S. Government Bond Fund receiving Class A, or Class C shares, respectively, of the Bond Fund in accordance with such shareholder's percentage ownership interest in such shares of the Government Bond Fund on the closing date of the reorganization. The Government Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Government Bond Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Government Bond Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Bond Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter, and shares of the Government Bond Fund will, in effect, be exchanged at net asset value for shares of the Bond Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Government Bond Fund and the Bond Fund.

EXISTING SHAREHOLDERS OF THE U.S. GOVERNMENT BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Bond Fund, nor is it a solicitation of a proxy. For more information regarding the Bond Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

           PROPOSED MERGER OF FIFTH THIRD GOVERNMENT MONEY MARKET FUND
                WITH AND INTO FIFTH THIRD PRIME MONEY MARKET FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provde for the merger of the Government Money Market with and into the Fifth Third Prime Money Market Fund, subject to the approval of shareholders of the Government Money Market Fund. The proposed Agreement and Plan of

Reorganization provides that the Government Money Market Fund will transfer all of its assets to the Fifth Third Prime Money Market Fund (the "Prime Money Market Fund") in return for shares of the Prime Money Market Fund, and the assumption of all of the liabilities of the Government Money Market Fund by the Prime Money Market Fund. After the transfer, shares of the Prime Money Market Fund will be distributed to the shareholders of the Government Money Market Fund pro rata, with each holder of Class A shares of the Government Money Market Fund receiving Class A shares of the Prime Money Market Fund in accordance with such shareholder's percentage ownership interest in Class A shares of the Government Bond Fund on the closing date of the reorganization. The Government Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Government Money Market Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Government Money Market Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Prime Money Market Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter and shares of the Government Money Market Fund will, in effect, be exchanged at net asset value for shares of the Prime Money Market Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Government Money Market Fund and the Prime Money Market Fund.

EXISTING SHAREHOLDERS OF THE GOVERNMENT MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Prime Money Market Fund, nor is it a solicitation of a proxy. For more information regarding the Prime Money Market Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                  PROPOSED MERGER OF FIFTH THIRD BALANCED FUND
                  WITH AND INTO FIFTH THIRD QUALITY GROWTH FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Balanced Fund with and into the Fifth Third Quality Growth Fund. The proposed Agreement and Plan of Reorganization provides that the Balanced Fund will transfer all of its assets to the Fifth Third Quality Growth Fund (the "Quality Growth Fund") in return for shares of the Quality Growth Fund, and the assumption of all of the liabilities of the Balanced Fund by the Quality Growth Fund. After the transfer, shares of the Quality Growth Fund will be distributed to the shareholders of the Balanced Fund pro rata, with each holder of Class A, Class B, Class C and Advisor shares of the Balanced Fund receiving Class A, Class B, Class C and Advisor shares, respectively, of the Quality Growth Fund in accordance with such shareholder's percentage ownership interest in such shares of the Balanced Fund on the closing date of the reorganization. The Balanced Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Balanced Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Balanced Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Quality Growth Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter and shares of the Balanced Fund will, in effect, be exchanged at net asset value for shares of the Quality Growth Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Balanced Fund and the Quality Growth Fund.

EXISTING SHAREHOLDERS OF THE BALANCED FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Quality Growth Fund, nor is it a solicitation of a proxy. For more information regarding the Quality Growth Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



ABC-ADV-SUPP807

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED AUGUST 21, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

                 PROPOSED MERGER OF FIFTH THIRD TECHNOLOGY FUND
                  WITH AND INTO FIFTH THIRD MID CAP GROWTH FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Technology Fund with and into the Fifth Third Mid Cap Growth Fund, subject to the approval of shareholders of the Technology Fund. The proposed Agreement and Plan of Reorganization provides that the Technology Fund will transfer all of its assets to the Fifth Third Mid Cap Growth Fund (the "Mid Cap Growth Fund") in return for shares of the Mid Cap Growth Fund, and the assumption of all liabilities of the Technology Fund by the Mid Cap Growth Fund. After the transfer, shares of the Mid Cap Growth Fund will be distributed to the shareholders of the Technology Fund pro rata, with each holder of Institutional Class shares of the Technology Fund receiving Institutional Class shares of the Mid Cap Growth Fund in accordance with such shareholder's percentage ownership interest in Institutional Class shares of the Technology Fund on the closing date of the reorganization. The Technology Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Technology Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Technology Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Mid Cap Growth Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter, and shares of the Technology Fund will, in effect, be exchanged at net asset value for shares of the Mid Cap Growth Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Technology Fund and the Mid Cap Growth Fund.

EXISTING SHAREHOLDERS OF THE TECHNOLOGY FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mid Cap Growth Fund, nor is it a solicitation of a proxy. For more information regarding the Mid Cap Growth Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

              PROPOSED MERGER OF FIFTH THIRD INTERMEDIATE BOND FUND
                       WITH AND INTO FIFTH THIRD BOND FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Intermediate Bond Fund with and into the Fifth Third Bond Fund, subject to the approval of the shareholders of the Intermediate Bond Fund. The proposed Agreement and Plan of Reorganization provides that the Intermediate Bond Fund will transfer all of its assets to the Fifth Third Bond Fund (the "Bond Fund") in return for shares of the Bond Fund, and the assumption of all of the liabilities of the Intermediate Bond Fund by the Bond Fund. After the transfer, shares of the Bond Fund will be distributed to the shareholders of the Intermediate Bond Fund pro rata, with each holder of Institutional Class shares of the Intermediate Bond Fund receiving Institutional Class shares of the Bond Fund in accordance with such shareholder's percentage ownership interest in Institutional Class shares of the Intermediate Bond Fund on the closing date of the reorganization. The Intermediate Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Intermediate Bond Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Intermediate Bond Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Bond Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter and shares of the Intermediate Bond Fund will, in effect, be exchanged at net asset value for shares of the Bond Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Intermediate Bond Fund and the Bond Fund.

EXISTING SHAREHOLDERS OF THE INTERMEDIATE BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Bond Fund, nor is it a solicitation of a proxy. For more information regarding the Bond Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

            PROPOSED MERGER OF FIFTH THIRD U.S. GOVERNMENT BOND FUND
                       WITH AND INTO FIFTH THIRD BOND FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the U.S. Government Bond Fund with and into the Fifth Third Bond Fund, subject to approval of shareholders of the U.S. Government Bond Fund. The proposed Agreement and Plan of Reorganization provides that the Government Bond Fund will transfer all of its assets to the Fifth Third Bond Fund (the "Bond Fund") in return for shares of the Bond Fund, and the assumption of all of the liabilities of the Government Bond Fund by the Bond Fund . After the transfer, shares of the Bond Fund will be distributed to the shareholders of the Government Bond Fund pro rata, with each holder of Institutional Class shares of the U.S. Government Bond Fund receiving Institutional Class shares of the Bond Fund in accordance with such shareholder's percentage ownership interest in Institutional Class Shares of the Government Bond Fund on the closing date of the reorganization. The Government Bond Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Government Bond Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Government Bond Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Bond Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter and shares of the Government Bond Fund will, in effect, be exchanged at net asset value for shares of the Bond Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Government Bond Fund and the Bond Fund.

EXISTING SHAREHOLDERS OF THE U.S. GOVERNMENT BOND FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Bond Fund, nor is it a solicitation of a proxy. For more information regarding the Bond Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                  PROPOSED MERGER OF FIFTH THIRD BALANCED FUND
                  WITH AND INTO FIFTH THIRD QUALITY GROWTH FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Balanced Fund with and into the Fifth Third Quality Growth Fund. The proposed Agreement and Plan of Reorganization provides that the Balanced Fund will transfer all of its assets to the Fifth Third Quality Growth Fund (the "Quality Growth Fund") in return for shares of the Quality Growth Fund, and the assumption of all of the liabilities of the Balanced Fund by the Quality Growth Fund. After the transfer, shares of the Quality Growth Fund will be distributed to the shareholders of the Balanced Fund pro rata, with each holder of Institutional Class shares of the Balanced Fund receiving Institutional Class shares of the Quality Growth Fund in accordance with such shareholder's percentage ownership interest in Institutional Shares of the Balanced Fund on the closing date of the reorganization. The Balanced Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Balanced Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Balanced Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Quality Growth Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter and shares of the Balanced Fund will, in effect, be exchanged at net asset value for shares of the Quality Growth Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Balanced Fund and the Quality Growth Fund.

EXISTING SHAREHOLDERS OF THE BALANCED FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Quality Growth Fund, nor is it a solicitation of a proxy. For more information regarding the Quality Growth Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.



STBDSUPP807

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED AUGUST 21, 2007 TO THE
                            MONEY MARKET MUTUAL FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

           PROPOSED MERGER OF FIFTH THIRD GOVERNMENT MONEY MARKET FUND
                WITH AND INTO FIFTH THIRD PRIME MONEY MARKET FUND

On August 7, 2007, the Board of Trustees of the Fifth Third Funds approved a proposed Agreement and Plan of Reorganization to provide for the merger of the Government Money Market Fund with and into the Fifth Third Prime Money Market Fund, subject to the approval of shareholders of the Government Money Market Fund. The proposed Agreement and Plan of Reorganization provides that the Government Money Market Fund will transfer all of its assets to the Fifth Third Prime Money Market Fund (the "Prime Money Market Fund") in return for shares of the Prime Money Market Fund, and the assumption of all of the liabilities of the Government Money Market Fund by the Prime Money Market Fund.. After the transfer, shares of the Prime Money Market Fund will be distributed to the shareholders of the Government Money Market Fund pro rata, with each holder of Institutional Class shares of the Government Money Market Fund receiving Institutional Class shares of the Prime Money Market Fund in accordance with such shareholder's percentage ownership interest in Institutional Class shares of the Government Money Market Fund on the closing date of the reorganization. The Government Money Market Fund will then be liquidated and dissolved.

The proposal will be submitted to the shareholders of the Government Money Market Fund for approval at a special meeting expected to be held on or about November 16, 2007. Only those shareholders of record of the Government Money Market Fund as of the close of business on the record date, anticipated to be on or about September 24, 2007, will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposal and providing further information about the Prime Money Market Fund. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter, and shares of the Government Money Market Fund will, in effect, be exchanged at net asset value for shares of the Prime Money Market Fund. It is anticipated that the exchange will be on a tax-free basis, which means that the transaction will not result in recognition of any gain or loss for federal income tax purposes.

Fifth Third Asset Management, Inc. serves as the investment advisor of the Government Money Market Fund and the Prime Money Market Fund.

EXISTING SHAREHOLDERS OF THE GOVERNMENT MONEY MARKET FUND MAY STILL PURCHASE, EXCHANGE AND REDEEM THEIR SHARES AS OUTLINED IN THE PROSPECTUS.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Prime Money Market Fund, nor is it a solicitation of a proxy. For more information regarding the Prime Money Market Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Fifth Third Funds' website at www.fifththirdfunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


MM-I-SUPP807